Accounting principles (Tables)	12 Months Ended
Dec. 31, 2021
Accounting principles [Abstract]
Impacts of Spin-off on Equity and Cash and Cash equivalents
Impacts of the Spin-off on equity and cash and cash equivalents are presented below:
(In millions of €)
Total invested equity as reported as of December 31, 2020	1,825.8
Cash contribution	(532.9)
Receivables and other net asset contributions	(86.3)
Total invested equity after impact of the Separation and Distribution Agreement	1,206.6

(In millions of €)
Cash and cash equivalents as reported as of December 31, 2020	3,189.7
Cash contribution	(532.9)
Net cash proceeds from the Facilities Agreement	355.0
Other net cash impacts from intercompany settlements	27.1
Cash and cash equivalents after impact of the Separation and Distribution Agreement	3,038.9